Commitments and Contingencies - Summary of Contingencies of Claim for Damages in the Event of Non-Compliance of Responsibility Completion (Parenthetical) (Detail) ₩ in Millions	Dec. 31, 2023 KRW (₩)
Contingencies of claim for damages [member] | Maintenance projects [member]
Disclosure of contingent liabilities [line items]
Debt assumption upon loan origination amounts	₩ 122,200